Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Computer Equipment	$ 43,087	$ 43,087	$ 33,858
Equipment	468,822	460,927	390,656
Furniture and Fixtures	62,321	62,321	45,198
Leasehold Improvements	22,495	22,495	22,495
Total	596,758	588,830	492,207
Less: Accumulated depreciation	(471,701)	(423,427)	(276,259)
Property and equipment, net	$ 125,057	$ 165,403	$ 215,948